SSgA Money Market Fund
FUND SUMMARY SSgA MONEY MARKET FUND
INVESTMENT OBJECTIVE
SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.
Shareholder Fees (USD $)	SSgA Money Market Fund Class N
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Money Market Fund Class N
Management Fee		0.25%
Distribution and Shareholder Service (12b-1) Fees	[1]	0.08%
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[2]	0.37%
[1]	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.08% of average daily net assets through at least December 31, 2014.
[2]	The fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary avoid a negative yield (the "Voluntary Reduction"), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $6,755,920 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund's expenses and reduce the fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Money Market Fund Class N	38	119	208	468

PRINCIPAL INVESTMENT STRATEGIES
SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other bank instruments, commercial paper, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.
PRINCIPAL RISKS
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Risks Common to Funds Investing Principally in Debt Instruments.
  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.
  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.
  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity providers default on its obligation to purchase the securities when properly tendered by the fund.
  Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.
  Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.
  Regulatory Risk. Changes to government regulations with respect to money market funds may adversely affect the fund’s yield. Any such changes may also impact, among other things, the fund’s operations and/or redemption policies.
  Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.
  Foreign Securities. The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the fund. A fund’s past performance is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Money Market Fund

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
September 30, 2007: 1.26%	December 31, 2012: 0.00%	September 30, 2013: 0.00%

Average Annual Total Returns For the Periods Ending December 31, 2012:
Average Annual Total Returns		1 Year	5 Years	10 Years
SSgA Money Market Fund Class N	[1]	0.01%	0.55%	1.71%
[1]	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (800) 997-7327.